Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2024
Accrued Liabilities and Other Payables
Accrued Liabilities and Other Payables
17.	Accrued Liabilities and Other Payables

The following is a summary of accrued liabilities and other payables as of December 31, 2023 and 2024 (in thousands):

	December 31,	December 31,
	2023	2024
	RMB	RMB
Customer deposits on NetEase Pay accounts	3,268,237	3,884,420
Marketing expenses and promotion materials	3,063,280	3,161,538
Content cost	1,432,706	1,976,929
Accrued fixed assets related payables	1,027,401	1,012,438
Accrued revenue sharing	969,903	935,818
Professional fees and technical charges	789,955	925,419
Deferred government grants	356,239	460,360
Administrative expenses and other staff related cost	448,926	417,286
Server and bandwidth service fees	196,202	192,942
Accrued freight and warehousing charge	83,902	58,936
Acquisition considerations	204,229	13,544
Customer refund for licensed games	97,301	5,524
Others	732,625	1,183,878
	12,670,906	14,229,032